Note 17 - Related Party Transactions	12 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Disclosure of related party [text block]
17.	RELATED PARTY TRANSACTIONS

The Company does not have offices or direct personnel in Mexico, but rather is party to a Field Services Agreement, whereby it has contracted administrative and exploration services in Mexico with Minera Cascabel, S.A. de C.V. (“Cascabel”) and IMDEX Inc. (“IMDEX”). Dr. Peter Megaw, the Company’s former Chief Exploration Officer (“CXO”), is a principal of both IMDEX and Cascabel, and was remunerated by the Company through fees to IMDEX.

On May 21, 2024, Dr. Megaw stepped down as CXO and will continue to provide technical advice in a consulting role and as such will no longer be providing key management personnel services as defined under IAS 24. Accordingly, Dr. Megaw is no longer considered a related party. Related party transactions incurred by the Company with Cascabel and IMDEX will only be included up until the date of his retirement from executive duties.

During the year ended December 31, 2024 (expenses incurred up to May 21, 2024) and 2023, the Company incurred expenses with Cascabel and IMDEX as follows:

	December 31,	December 31,
	2024	2023
	$	$

Fees related to Dr. Megaw:
Exploration and marketing services	69	393
Travel and expenses	11	39
Other fees to Cascabel and IMDEX:
Administration for Mexican subsidiaries	22	55
Field exploration services	66	180
Share-based payments (Note 10)	129	443
	297	1,110

All transactions are incurred in the normal course of business and are negotiated on arm’s length terms between the parties for all services rendered. A portion of the expenditures are incurred on the Company’s behalf and are charged to the Company on a “cost + 10%” basis. The services provided do not include drilling and assay work which are contracted out independently from Cascabel and IMDEX.

Any amounts due to related parties arising from the above transactions are unsecured, non-interest bearing and are due upon receipt of invoices.

The details of the Company’s significant subsidiary and controlling ownership interests are as follows:

Name	Country of	Principal	MAG's effective interest
	Incorporation	Project	2024 (%)	2023 (%)
Minera Los Lagartos, S.A. de C.V.	Mexico	Juanicipio (44%)	100%	100%

Balances and transactions between the Company and its subsidiaries have been eliminated on consolidation and are not disclosed in this note.

As at December 31, 2024, Fresnillo and the Company have advanced, net of aggregate repayments, $4,666 as shareholder loans (MAG’s 44% share $2,053) to Juanicipio, bearing interest at 6 months SOFR + 2%. Interest recorded by the Company for the year ended December 31, 2024 totalling $4,197 (year ended December 31, 2023: $8,150) has been included in MAG’s income from equity accounted investment in Juanicipio.

During the year ended December 31, 2024 and 2023, compensation of key management personnel (including directors) was as follows:

	For the year ended
	December 31,	December 31,
	2024	2023
	$	$
Salaries and other short term employee benefits	2,720	1,949
Share-based compensation (non-cash) (Note 10)	2,957	2,532
	5,677	4,481

Key management personnel are those persons having authority and responsibility for planning, directing and controlling the activities of the Company, directly or indirectly, and consists of its directors, the Chief Executive Officer, the Chief Financial Officer, the Chief Sustainability Officer, and effective January 1, 2024 onwards, the Chief Development Officer.